PARENT COMPANY INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PARENT COMPANY INFORMATION
Disclosure of detailed information about Condensed separate Statement of Financial Position

Condensed separate Statement of Financial Position

	December 31,
	2019		2018
Current Assets
Cash and cash equivalents	Ps.	51,299	Ps.	38,667
Held for trading securities		212		1,543
Accounts receivable from related parties		328,307		267,640
Other assets		442		517
Total current assets	Ps.	380,260	Ps.	308,367

Non current Assets
Investments in subsidiaries and associates		22,016,681		19,932,376
Property plant and equipment		8,351		2,414
Deferred tax		331		476
Total non current assets	Ps.	22,025,363	Ps.	19,935,266

Total assets	Ps.	22,405,623	Ps.	20,243,633

Current liabilities
Borrowings at amortized cost		189,297		2,808
Outstanding bonds at amortized cost		107,435		284,758
Accounts payable		468,298		405,372
Other non-financial liabilities		1,214		1,214
Total current liabilities	Ps.	766,244	Ps.	694,152

Long-term liabilities
Borrowings at amortized cost		241,141		541,924
Outstanding bonds		1,124,520		824,520
Total non current liabilities	Ps.	1,365,661	Ps.	1,366,444

Total liabilities	Ps.	2,131,905	Ps.	2,060,596

Equity
Shareholders’ equity		20,273,718		18,183,037

Total liabilities and shareholders’ equity	Ps.	22,405,623	Ps.	20,243,633

Disclosure of detailed information about Condensed separate Statement of Income

	December 31,		December 31,		December 31,
Condensed separate Statement of Income	2019		2018		2017
Operating revenue
Equity method income, net		3,014,756		2,893,435		2,005,155
Other revenue from ordinary activities		286,778		285,218		234,502
Total operating revenue	Ps.	3,301,534	Ps.	3,178,653	Ps.	2,239,657

Expenses, net
Administrative expenses		(83,902)		(75,348)		(89,823)
Other expenses		(236)		(166)		(274)
(Losses) gains from exchange differences		(812)		(1,601)		98
Operating income	Ps.	3,216,584	Ps.	3,101,538	Ps.	2,149,658

Financial expenses		(121,794)		(118,892)		(133,171)

Net income before taxes		3,094,790		2,982,646		2,016,487
Income tax expense		(61,411)		(66,662)		(51,568)
Net income	Ps.	3,033,379	Ps.	2,915,984	Ps.	1,964,919

Disclosure of detailed information about Condensed separate Cash flow

	December 31,		December 31,		December 31,
Condensed separate Cash flow	2019		2018		2017
Net income	Ps.	3,033,379	Ps.	2,915,984	Ps.	1,964,919
Adjustments to reconcile net income to net cash used by operating activities		(1,753,640)		(1,785,764)		(880,322)
Net cash provided by operating activities		1,279,739		1,130,220		1,084,597
Net cash provided (used in) by investing activities		(145)		(144)		(295)
Net cash (used in) provided by financing activities		(1,267,976)		(1,128,498)		(1,096,011)
Increase (decrease) in cash and cash equivalents		11,618		1,578		(11,709)
Effect of foreign currency changes on cash and cash equivalents		1,014		1,611		(93)
Cash and cash equivalents at beginning of year		38,667		35,478		47,280
Cash and cash equivalents at end of year	Ps.	51,299	Ps.	38,667	Ps.	35,478

Disclosure of subsidiaries

Investment in subsidiaries and associates as of December 31, 2019 and 2018 comprise the following:

	December 31, 2019			December 31, 2018
	Ownership			Ownership
	interest held			interest held
	by Grupo	Book		by Grupo	Book
Subsidiary	Aval	Value		Aval	Value
Banco de Bogotá S.A.	68.74%	Ps.	13,325,612	68.74%	Ps.	11,905,815
Banco de Occidente S.A.	72.27%		3,415,545	72.27%		3,183,351
Banco Comercial AV Villas S.A.	79.87%		1,410,765	79.87%		1,290,056
Banco Popular S.A.	93.74%		3,074,428	93.74%		2,923,562
Corporación Financiera Colombiana S.A.	38.63%		821,827	38.25%		674,484
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	75.67%		503,993	75.69%		440,707
Grupo Aval Limited	100%		(535,893)	100.00%		(347,082)
Grupo Aval International Limited (1)	—%		—	100.00%		(138,517)
Total subsidiaries		Ps.	22,016,277		Ps.	19,932,376

Associates
ADL Digital Lab S.A.S	34.00%		404			—
Total associates			404			—

Total investment in subsidiaries and associates		Ps.	22,016,681		Ps.	19,932,376
(1)	See note 1 reporting entity.

Disclosure of detailed information about Outstanding bonds

Bonds at December 31, 2019 and 2018 comprise the following:

					Amounts outstanding
Issuance date	Tranches		Maturity	Coupon rate	2019		2018

November, 2019	Ps.	100,000	November, 2024	6.42%	Ps.	100,824	Ps.	—
November, 2019		300,000	November, 2039	IPC + 3.69%		302,951		—
June, 2017		100,000	June, 2020	IPC + 2.69%		100,071		100,065
June, 2017		300,000	June, 2042	IPC + 3.99%		300,255		300,237
November, 2016		93,000	November, 2026	IPC + 3.86%		93,741		93,690
November, 2016		207,000	November, 2036	IPC + 4.15%		208,709		208,597
December, 2009		279,560	December, 2019	IPC + 4.84%		-		281,341
December, 2009		124,520	December, 2024	IPC + 5.20%		125,404		125,348
Total Bonds	Ps.	1,504,080			Ps.	1,231,955	Ps.	1,109,278

Disclosure of detailed information about scheduled maturities of bonds	The scheduled maturities of bonds as of December 31, 2019 are as follows

Period	Amount
2020		107,435
2021		—
2022 and thereafter		1,124,520
Total	Ps.	1,231,955